Investments - Equity Securities without Readily Determinable Fair Values (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 31, 2019 USD ($) shares	Jan. 31, 2019 CNY (¥) shares
Equity Securities without Readily Determinable Fair Value [Line Items]
Investments in equity securities without readily determinable fair values				¥ 55,498
Common stock of Trytry Global inc
Equity Securities without Readily Determinable Fair Value [Line Items]
Equity interest (as a percent)			14.56%	14.56%
Preference shares of Trytry Global Inc. ("Trytry")
Equity Securities without Readily Determinable Fair Value [Line Items]
Change in fair value of financial instruments	¥ 22,363
Seed Round
Equity Securities without Readily Determinable Fair Value [Line Items]
Preference shares acquired/subscribed | shares		20,000,000
Acquisition consideration		¥ 2,000
A2 Round
Equity Securities without Readily Determinable Fair Value [Line Items]
Preference shares acquired/subscribed | shares	711,462
Acquisition consideration			$ 300	¥ 2,093
Spring Place
Equity Securities without Readily Determinable Fair Value [Line Items]
Number of ordinary shares subscribed | shares					44,115	44,115
Acquisition consideration					$ 2,500	¥ 17,187
Equity interest (as a percent)					1.37%	1.37%
Impairment on equity securities without readily determinable fair values	¥ 0
Guangyao
Equity Securities without Readily Determinable Fair Value [Line Items]
Acquisition consideration				¥ 9,500
Equity interest (as a percent)			19.00%	19.00%
Impairment on equity securities without readily determinable fair values	¥ 0
Trytry
Equity Securities without Readily Determinable Fair Value [Line Items]
Investments in equity securities without readily determinable fair values				¥ 26,456
Private companies
Equity Securities without Readily Determinable Fair Value [Line Items]
Investments in equity securities without readily determinable fair values				¥ 32,883